SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and cash equivalents	$ 3,452,262		$ 3,862,716	$ 2,355,060
Research and development costs	69,092	$ 27,504	176,431	197,745
Advertising expenses	0	0
Impairment losses on equipment	0	0	0	0
Revenue
Cash excess of FDIC insurance limits	3,093,045		3,285,197	2,092,420
Federal money market fund	$ 2,904,214
Share price	$ 1
Funds invests, percentage	99.50%
Deposits	$ 98,480		98,480
Deposits	$ 98,480
Cash equivalents			0	0
Valuation allowance increase decrease			$ 524,014	$ 548,000